Long-term provisions	12 Months Ended
Jun. 30, 2021
Long-term provisions
Long-term provisions

Provisions

33	Long-term provisions

		Share-
	Environ-	based
	mental	payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance at beginning of year	21 790	51	1 064	22 905
Capitalised to property, plant and equipment*	(2 425)	—	—	(2 425)
Reduction in rehabilitation provision capitalised	77	—	—	77
Transfer to held for sale liabilities**	(1 310)	—	—	(1 310)
Per the income statement	(293)	(22)	312	(3)
additional provisions and changes to existing provisions	412	(22)	313	703
reversal of unutilised amounts	(31)	—	(1)	(32)
effect of change in discount rate	(674)	—	—	(674)
Notional interest	664	—	4	668
Utilised during year (cash flow)	(271)	—	(117)	(388)
Foreign exchange differences recognised in income statement	(1 495)	1	(18)	(1 512)
Translation of foreign operations	(541)	(1)	(109)	(651)
Balance at end of year	16 196	29	1 136	17 361
*	Decrease in rehabilitation provision capitalised in 2021 relates to a reassessment of the provision based on discount rates and cost estimates.
**	Relates to rehabilitation provisions of the Canadian shale gas assets classified as held for sale, refer note 12 and the Gabon oil producing assets that were disposed of during the year.

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		1 197	1 048
One to five years		5 287	5 324
More than five years		10 877	16 533
		17 361	22 905
Short-term portion	34	(1 197)	(1 048)
Long-term provisions		16 164	21 857
Estimated undiscounted obligation*		92 109	96 033

*Decrease relates mainly to Canada which was classified as held for sale at 30 June 2021 and the Gabon oil producing assets that were disposed of during the year.

Environmental provisions

In accordance with the group’s published environmental policy and applicable legislation, a provision for rehabilitation is recognised when the obligation arises, representing the estimated actual cash flows in the period in which the obligation is settled.

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites. The amount provided is calculated based on currently available facts and applicable legislation.

The total environmental provision at 30 June 2021 amounted to R16 196 million (2020 — R21 790 million). In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R676 million (2020 — R661 million). In addition, indemnities of R2 190 million (2020 — R2 190 million) are in place.

33	Long-term provisions continued

The following risk-free rates were used to discount the estimated cash flows based on the underlying currency and time duration of the obligation.

	2021	2020
for the year ended 30 June	%	%
South Africa	4,2 to 10,3	3,6 to 9,4
Europe	0,0 to 0,5	—
United States of America	0,2 to 1,8	0,2 to 0,9
Canada	0,5 to 2,3	0,5 to 1,4

	2021	2020
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(4 352)	(3 836)
amount capitalised to property, plant and equipment	(1 250)	(2 767)
income recognised in income statement	(3 102)	(1 069)
Decrease in the discount rate	5 266	4 297
amount capitalised to property, plant and equipment	1 787	3 115
expense recognised in income statement	3 479	1 182

Share Appreciation Rights scheme

All rights issued in terms of the Share Appreciation Rights scheme (SARs) have vested and will be settled in cash when exercised. As at 30 June 2021 there were 2,2 million vested rights not yet exercised with an intrinsic value of R0 (2020: R0). The final rights awarded under the scheme will expire in September 2022.